Note 8 - Related Party Transactions	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
8.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers and companies controlled by them. The remuneration that was paid or accrued to the directors and other members of key management personnel during the three-month and nine-month period ended December 31, 2024 and 2023 was as follows:

	Management fees	Consulting fees	Share-based payments	Total

Three-month Period ended December 31, 2024
Current and former directors, officers and companies controlled by them	$260,346	$-	$444,165	$704,511

Three-month Period ended December 31, 2023
Current and former directors, officers and companies controlled by them	$205,231	$54,923	$75,500	$335,654

	Management fees	Consulting fees	Share-based payments	Total

Nine-month Period ended December 31, 2024
Current and former directors, officers and companies controlled by them	$594,846	$-	$444,165	$1,039,011

Nine-month Period ended December 31, 2023
Current and former directors, officers and companies controlled by them	$434,131	$116,123	$651,125	$1,201,379

Additionally, please refer to Note 6 on the short-term related party Loan payable.

During the nine-month period ended December 31, 2024, the Company issued 1,369,810 common shares to Denison pursuant to the option agreement. Please refer to Notes 4 and 7. No other fee was paid or accrued to Denison during the nine-month period ended December 31, 2024.

The amounts due to related parties included in accounts payable and accrued liabilities are unsecured, non-interest bearing, and have no specific terms of repayment, and are as follows:

	December 31, 2024	March 31, 2024

Current and former directors, officers and companies controlled by them	$124,722	$86,980